                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM l3F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MONDRIAN INVESTMENT PARTNERS LTD
Address: FIFTH FLOOR, 10 GRESHAM STREET
         LONDON, EC2V 7JD, UK

Form l3F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOHN L BARRETT
Title: CHIEF COMPLIANCE OFFICER
Phone: +44 207 477 7000

Signature, Place and Date of Signing:


/s/ John L Barrett                      LONDON, UK             29 JANUARY 2007
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form l3F File Number   Name

     28-01190               FRANK RUSSELL COMPANY


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:    1,657,952
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.    Form 13F File Number   Name

             28-
     -----      -----------------   -------------------------------

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                                13F Q4 06 - Final

Column 1           Column 2    Column 3    Column 4            Column 5            Column 6    Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------
                   TITLE OF                 VALUE       SHRS OR    SH /   PUT /   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       CLASS      CUSIP      (x$1000)     PRN AMT     PRN   CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc          COM        013817101      10,119      337,194                  SOLE         NONE              SHARED
Alltel Corp.       COM        020039103       6,477      107,100                  SOLE         NONE              SHARED
American Expres    COM        025816109       6,977      115,000                  SOLE         NONE              SHARED
Bank of America    COM        060505104      14,138      264,801                  SOLE         NONE              SHARED
CBS Corporation    COM        124857202       8,163      261,800                  SOLE         NONE              SHARED
CPFL Energia SA    ADR        126153105      39,849      945,400                  SOLE         NONE              SHARED
Cemex SA           COM        151290889      90,295    2,670,662                  SOLE         NONE              SHARED
Chevrontexaco      COM        166764100      12,066      164,100                  SOLE         NONE              SHARED
Citigroup Inc      COM        172967101      12,510      224,600                  SOLE         NONE              SHARED
CVRD ADR           ADR        204412100      63,045    2,487,982                  SOLE         NONE              SHARED
Conagra Foods      COM        205887102       9,046      335,024                  SOLE         NONE              SHARED
Du Pont (E.I.)     COM        263534109          24          500                  SOLE         NONE              SHARED
Eaton Corp         COM        278058102          30          400                  SOLE         NONE              SHARED
FirstEnergy Co     COM        337932107          36          600                  SOLE         NONE              SHARED
General Electric   COM        369604103      14,383      386,526                  SOLE         NONE              SHARED
Genuine Parts      COM        372460105       6,095      128,500                  SOLE         NONE              SHARED
GpoAero Pacific    COM        400506101      53,602    1,368,800                  SOLE         NONE              SHARED
Heinz HJ           COM        423074103       9,285      206,293                  SOLE         NONE              SHARED
Merck & Co         COM        589331107       7,258      166,460                  SOLE         NONE              SHARED
Microsoft Corp     COM        594918104      12,120      405,900                  SOLE         NONE              SHARED
Mobile Tele        ADR        607409109      96,224    1,917,200                  SOLE         NONE              SHARED
National City      COM        635405103          22          596                  SOLE         NONE              SHARED
Pohang Iron & S    ADR        693483109     144,942    1,745,025                  SOLE         NONE              SHARED
Paccar Inc         COM        693718108          29          450                  SOLE         NONE              SHARED
Pfizer Inc         COM        717081103      10,298      397,600                  SOLE         NONE              SHARED
Philippine Long    ADR        718252604      55,714    1,070,800                  SOLE         NONE              SHARED
Pitney Bowes       COM        724479100          22          473                  SOLE         NONE              SHARED
Royal Dutch Pet    ADR        780259206          42          600                  SOLE         NONE              SHARED
Taiwan SMC         ADR        874039100      27,819    2,545,188                  SOLE         NONE              SHARED
Telefonica SA      ADR        879382208         240        3,768                  SOLE         NONE              SHARED
Unilever Plc       COM        904767704          45        1,620                  SOLE         NONE              SHARED
Wachovia Corp      COM        929903102          42          739                  SOLE         NONE              SHARED
Wells Fargo Com    COM        949746101          28          800                  SOLE         NONE              SHARED
Wyeth              COM        983024100      11,029      216,600                  SOLE         NONE              SHARED
Grupo Aero ADR     ADR        40051E202      39,817      941,300                  SOLE         NONE              SHARED
Amer Fin Inc       COM        03076C106       5,330       97,800                  SOLE         NONE              SHARED
Banco Santander    ADR        05965X109      59,610    1,231,356                  SOLE         NONE              SHARED
CHC Helicopter     ADR        12541C203       6,593      268,000                  SOLE         NONE              SHARED
ChunghwaTele       ADR        17133Q205     313,011   15,864,713                  SOLE         NONE              SHARED
Cisco Systems      COM        17275R102          27        1,000                  SOLE         NONE              SHARED
Siderurgica        ADR        20440W105      42,200    1,396,900                  SOLE         NONE              SHARED
Entergy Corp       COM        29364G103          55          600                  SOLE         NONE              SHARED
Grupo Televisa     ADR        40049J206      57,984    2,145,169                  SOLE         NONE              SHARED
KT Corp ADR        ADR        48268K101      41,296    1,629,032                  SOLE         NONE              SHARED
MellonFinancial    COM        58551A108      13,673      324,400                  SOLE         NONE              SHARED
Oracle Corp        COM        68389X105       4,839      282,300                  SOLE         NONE              SHARED

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
Petroleo Brasil    ADR        71654V101     172,291    1,846,631                  SOLE         NONE              SHARED
3M Co              COM        88579Y101       6,803       87,300                  SOLE         NONE              SHARED
Verizon Com        COM        92343V104      11,757      315,700                  SOLE         NONE              SHARED
Votorantim         ADR        92906P106     114,695    5,890,861                  SOLE         NONE              SHARED
Windstream Corp    COM        97381W104       1,558      109,594                  SOLE         NONE              SHARED
Bladex             ADR        P16994132      44,396    2,617,700                  SOLE         NONE              SHARED
                                          ---------
                                          1,657,952
                                          =========